SUPPLEMENT DATED MARCH 25, 2026
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding changes to a Fund option that is available under your Policy.

Effective May 1, 2026, the name of the following Fund option will be changed:

Current Name	New Name

American Funds Insurance Series® International Fund	American Funds Insurance Series® EUPAC Fund

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

CVUL